Commitments and Contingencies - Schedule of Future Sublease Income (Detail) $ in Thousands	Dec. 31, 2020 USD ($)
Operating Leases, Future Minimum Payments Receivable [Abstract]
2021	$ 588
2022	981
2023	1,000
2024	1,019
2025	516
Thereafter	0
Total	$ 4,104